Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ (1,643)	€ (1,244)
Designated	€ 20,912	€ 21,207